Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Measurement
Fair Value Measurement	4.Fair Value Measurement As of December 31, 2016 and 2017, the Group did not have assets or liabilities measured at fair value on a recurring basis in periods subsequent to their initial recognition.